Debt and Commitments	12 Months Ended
Dec. 31, 2011
Debt and Commitments [Abstract]
DEBT AND COMMITMENTS

15. DEBT AND COMMITMENTS

[a]	The Company’s long-term debt, which is substantially uncollateralized, consists of the following:

	0000001	0000001
	2011	2010

Bank term debt at a weighted average interest rate of approximately 9.8% [2010 - 16.2%], denominated primarily in Brazilian real and Chinese renminbi	$11	$6
Government loans at a weighted average interest rate of approximately 5.8% [2010 - 2.0%], denominated primarily in euros and Brazilian real	18	14
Other	42	46

	71	66
Less due within one year	25	19

	$46	$47

[b]	Future principal repayments on long-term debt are estimated to be as follows:

0000000

2012	$25
2013	14
2014	9
2015	4
2016	3
Thereafter	16

$71

[c]

On July 8, 2011, the Company entered into a new four-year revolving credit facility in the amount of $2.25 billion. The facility, which matures on July 8, 2015, replaces a $2.0 billion revolving credit facility that was set to expire on July 31, 2012. The facility includes a $100 million Asian tranche and a tranche for Canada, U.S., and Europe, which is fully transferable between jurisdictions and can be drawn in U.S. dollars, Canadian dollars or euros.

[d]	Interest (income) expense, net includes:

	111111	111111	111111
	2011	2010	2009

Interest expense
Current	$16	$9	$10
Long-term	3	2	16

	19	11	26
Interest income	(25)	(22)	(19)

Interest (income) expense, net	$(6)	$(11)	$7

[e]	Interest paid in cash was $19 million for the year ended December 31, 2011 [2010 - $11 million; 2009 - $26 million].

[f]	At December 31, 2011, the Company had commitments under operating leases requiring annual rental payments as follows:

0000000
Total

2012	$281
2013	262
2014	238
2015	219
2016	202
Thereafter	406

$1,608